As filed with the Securities and Exchange Commission on April 28, 2006

Registration No. 333-110049

811-21461

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY—B

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4

SEPARATE ACCOUNT VA Q

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8363

John S. Long, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May, 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment

FLEXIBLE PREMIUM VARIABLE ANNUITY - B

Issued Through

SEPARATE ACCOUNT VA Q

by

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2006

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity—B, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P. O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/Transamerica Series Trust – Service Class

Subadvised by J.P Morgan Investment Advisors, Inc.

AEGON Bond

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Janus Capital Management, LLC

Janus Growth

Subadvised by Jennison Associates, LLC

Jennison Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

AIM Variable Insurance Funds – Series II

Managed by A I M Advisors, Inc.

AIM V.I. Blue Chip Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Managed by AllianceBernstein L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Large Cap Growth Portfolio

Columbia Funds Variable Insurance Trust – Class A Shares

Managed by Columbia Management Advisors, Inc.

Columbia Mid Cap Value Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Funds Variable Insurance Trust I

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Subadviser

Columbia High Yield Fund, Variable Series

Managed by Banc of America Capital Management, LLC and Marsico Capital Management, LLC as Subadviser

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia Marsico Mid Cap Growth Fund, Variable Series

Davis Variable Account Fund, Inc.

Managed by Davis Selected Advisers, L.P.

Davis Value Portfolio

Dreyfus Variable Investment Fund – Service Class

Managed by The Dreyfus Corporation

Dreyfus VIF - Small Company Stock Portfolio

Federated Insurance Series

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Managed by Federated Investment Management Company

Federated High Income Bond Fund II

Federated Quality Bond Fund II

Franklin Templeton Variable Insurance Products Trust – Class 2

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund

Managed by Franklin Mutual Advisers, LLC

Franklin Growth and Income Securities Fund

Mutual Shares Securities Fund

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

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Huntington VA Funds

Managed by Huntington Asset Advisors, Inc.

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

J.P. Morgan Series Trust II

J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

Janus Aspen Series – Service Shares

Managed by Janus Capital Management LLC

Janus Aspen – Forty Portfolio

Janus Aspen – International Growth Portfolio

Janus Aspen – Mid Cap Growth Portfolio

MFS® Variable Insurance TrustSM – Service Class

Managed by MFS® Investment Management

MFS Investors Growth Stock Series

MFS New Discovery Series

MFS Research Series

MFS Research Bond Series

MFS Utilities Series

Oppenheimer Variable Account Funds – Service Shares

Managed by Oppenheimer Funds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STI Classic Variable Trust

Managed by Trusco Capital Management, Inc.

STI Classic Capital Appreciation Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Large Cap Relative Value Fund

STI Classic Large Cap Value Equity Fund

STI Classic Mid-Cap Equity Fund

Fidelity Variable Insurance Products Fund – Service Class 2

Managed by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Growth & Income Portfolio

VIP High Income Portfolio

VIP Investment Grade Bond Portfolio

VIP Mid Cap Portfolio

VIP Overseas Portfolio

VIP Value Strategies Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadvisor

VIP Index 500 Portfolio

Wanger Advisors Trust

Managed by Columbia Wanger Asset Management, L.P.

Wanger U.S. Smaller Companies

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value decreased by any rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Separate Account—Separate Account VA Q, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts and the fixed account. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers the subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund portfolio prospectuses:

AEGON Bond – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

Capital Guardian Global – Service Class

Capital Guardian Value – Service Class

Clarion Global Real Estate Securities – Service Class

Federated Growth & Income – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Small Cap – Service Class

Third Avenue Value – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica U.S. Government Securities – Service Class

AIM V.I. Blue Chip Fund – Series II

AIM V.I. Core Equity Fund – Series II

AIM V.I. Government Securities Fund – Series II

AIM V.I. International Growth Fund – Series II

AllianceBernstein Global Technology Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Columbia Mid Cap Value Fund, Variable Series – Class A Shares

Columbia Small Cap Value Fund, Variable Series – Class A Shares

Columbia High Yield Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

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Columbia Marsico Mid Cap Growth Fund, Variable Series

Davis Value Portfolio

Dreyfus VIF - Small Company Stock Portfolio – Service Class

Federated American Leaders Fund II

Federated Capital Income Fund II

Federated High Income Bond Fund II

Federated Quality Bond Fund II

Franklin Small-Midcap Growth Securities Fund – Class 2

Franklin Growth and Income Securities Fund – Class 2

Mutual Shares Securities Fund – Class 2

Templeton Developing Markets Securities Fund – Class 2

Templeton Foreign Securities Fund – Class 2

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

Janus Aspen – Forty Portfolio – Service Shares

Janus Aspen – International Growth Portfolio – Service Shares

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

MFS Investors Growth Stock Series – Service Class

MFS New Discovery Series – Service Class

MFS Research Series – Service Class

MFS Research Bond Series – Service Class

MFS Utilities Series – Service Class

Oppenheimer Capital Appreciation Fund/VA – Service Shares

Oppenheimer Global Securities Fund/VA – Service Shares

Oppenheimer High Income Fund/VA – Service Shares

Oppenheimer Main Street Fund/VA – Service Shares

Oppenheimer Main Street Small Cap Fund/VA – Service Shares

STI Classic Capital Appreciation Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Large Cap Relative Value Fund

STI Classic Large Cap Value Equity Fund

STI Classic Mid-Cap Equity Fund

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Growth & Income Portfolio – Service Class 2

Fidelity – VIP High Income Portfolio – Service Class 2

Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Overseas Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

Fidelity – VIP Index 500 Portfolio – Service Class 2

Wanger U.S. Smaller Companies

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in the SAI. This data does not indicate future performance.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in your investment choices.

Full surrenders, partial surrenders and transfers from a guaranteed period option of the fixed account may be

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subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 0.40% (if you do not choose an optional death benefit) or 0.45% (if you choose the “Return of Premium Death Benefit”) or 0.55% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If an owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

8

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” or “SPO.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” “IPG”. There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” “BEE” and the “Beneficiary Earnings Enhancement – Extra II” “BEE-Extra II”. There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without an excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or part of the policy value free of excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

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11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy at our administrative and service office within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, are market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica are in the SAI. The subaccounts of the separate account had not commenced operations as of December 31, 2005, therefore there are no separate account financial statements.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	0.25%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.40%
Optional Separate Account Expenses:
Return of Premium Death Benefit(6)	0.05%
Annual Step-Up Death Benefit(7)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	0.55%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(9)	0.25%
Beneficiary Earnings Enhancement – Extra II(10)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.35%	5.60%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio’s fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years
If the policy is surrendered at the end of the applicable time period.	$733	$2151
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$733	$2151

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (0.25%) is for the accumulation phase with no optional guaranteed minimum death benefit.

(6)	The fee for the “Return of Premium Death Benefit” (0.05%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk and administrative fee.

(8)	The Annual Step-Up Death Benefit fee is included herein.

(9)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity - B policy offered by Transamerica Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at our administrative and service office all information needed to issue the policy;

•	Transamerica receives at our administrative and service office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There generally is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return

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your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get the same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require prior approval by Transamerica. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

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AEGON/Transamerica Series Trust – Service Class

Subadvised by J.P. Morgan Investment Advisors, Inc.(1)

AEGON Bond

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities(2)

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Janus Capital Management, LLC

Janus Growth

Subadvised by Jennison Associates, LLC

Jennison Growth

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

AIM Variable Insurance Funds – Series II

Managed by A I M Advisors, Inc.

AIM V.I. Blue Chip Fund

AIM V.I. Core Equity Fund

AIM V.I. Government Securities Fund

AIM V.I. International Growth Fund

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Managed by AllianceBernstein L.P.(3)

AllianceBernstein Global Technology Portfolio

AllianceBernstein Large Growth Portfolio

Columbia Funds Variable Insurance Trust – Class A Shares(4)

Managed by Columbia Management Advisers, Inc.

Columbia Mid Cap Value Fund, Variable Series(5)

Columbia Small Cap Value Fund, Variable Series(6)

Columbia Funds Variable Insurance Trust I(7)

Managed by Banc of America Capital Management, LLC and MacKay Shields LLC as Subadviser

Columbia High Yield Fund, Variable Series(8)

Managed by Banc of America Capital Management, LLC and Marsico Capital Management, LLC as Subadviser

Columbia Marsico Focused Equities Fund, Variable Series(9)

Columbia Marsico Growth Fund, Variable Series(10)

Columbia Marsico International Opportunities Fund, Variable Series(11)

Columbia Marsico Mid Cap Growth Fund, Variable Series(12)

Davis Variable Account Fund, Inc.

Managed by Davis Selected Advisers, L.P.

Davis Value Portfolio

Dreyfus Variable Investment Fund – Service Class

Managed by The Dreyfus Corporation

Dreyfus VIF - Small Company Stock Portfolio

Federated Insurance Series

Managed by Federated Equity Management

Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Managed by Federated Investment Management Company

Federated High Income Bond Fund II

Federated Quality Bond Fund II

Franklin Templeton Variable Insurance Products Trust – Class 2

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund

Managed by Franklin Mutual Advisers, LLC

Franklin Growth and Income Securities Fund

Mutual Shares Securities Fund

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund

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Huntington VA Funds

Managed by Huntington Asset Advisors, Inc.

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Mortgage Securities Fund

Huntington VA New Economy Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Small Cap Fund

J.P. Morgan Series Trust II

J.P. Morgan Investment Management Inc.

JPMorgan Bond Portfolio

JPMorgan International Equity Portfolio

JPMorgan U.S. Large Cap Core Equity Portfolio

Janus Aspen Series – Service Shares

Managed by Janus Capital Management LLC

Janus Aspen – Forty Portfolio

Janus Aspen – International Growth Portfolio

Janus Aspen – Mid Cap Growth Portfolio

MFS® Variable Insurance TrustSM – Service Class

Managed by MFS® Investment Management

MFS Investors Growth Stock Series

MFS New Discovery Series

MFS Research Series

MFS Research Bond Series

MFS Utilities Series

Oppenheimer Variable Account Funds – Service Shares

Managed by OppenheimerFunds, Inc.

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

STI Classic Variable Trust

Managed by Trusco Capital Management, Inc.

STI Classic Capital Appreciation Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Large Cap Relative Value Fund(13)

STI Classic Large Cap Value Equity Fund(14)

STI Classic Mid-Cap Equity Fund

Fidelity Variable Insurance Products Fund – Service Class 2

Managed by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Growth & Income Portfolio

VIP High Income Portfolio

VIP Investment Grade Bond Portfolio

VIP Mid Cap Portfolio

VIP Overseas Portfolio

VIP Value Strategies Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

VIP Index 500 Portfolio

Wanger Advisors Trust

Managed by Columbia Wanger Asset Management, L.P

Wanger U.S. Smaller Companies

(1)	Formerly known as Banc one Investment Advisors Corporation.

(2)	Formerly known as Clarion Real Estate Securities.

(3)	Formerly known as Alliance Capital Management L.P.

(4)	Formerly known as Liberty Variable Investment Trust as part of a reorganization.

(5)	Formerly known as Liberty Select Value Fund, Variable Series as part of a reorganization.

(6)	Formerly known as Colonial Small Cap Value Fund, Variable Series as part of a reorganization.

(7)	Formerly known as Nations Separate Account Trust.

(8)	Formerly known as Nations High Yield Bond Portfolio.

(9)	Formerly known as Nations Marsico Focused Equities Portfolio.

(10)	Formerly known as Nations Marsico Growth Portfolio.

(11)	Formerly known as Nations Marsico International Opportunities Portfolio.

(12)	Formerly known as Nations Marsico MidCap Growth Portfolio.

(13)	Formerly known as STI Classic Growth and Income Fund.

(14)	Formerly known as STI Classic Value Income Stock Fund.

The following subaccount was closed to new investments on December 12, 2005:

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AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Mid Cap Value

The following subaccount was closed to new investments on May 1, 2006:

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JPMorgan Mid Cap Value Portfolio

The following subaccount is only available to policies issued before May 1, 2006:

J.P. MORGAN SERIES TRUST II

J.P. Morgan Investment Management Inc.

JPMorgan Small Company Portfolio

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives, may be found in the current prospectuses for the underlying funds portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

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We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy specification page (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfer during the current policy year. If it is a

18

positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains, as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among

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subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity

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among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolios and to provide policy owner transaction data to the underlying fund portfolios.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and

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thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or fees for any optional riders or endorsements. The deduction of any applicable premium taxes or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a daily fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We also may pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: the mortality and expense risk fee is at an annual rate of 0.25% if no optional guaranteed minimum death benefit is elected. For the Return of Premium Death Benefit, the daily mortality and expense risk fee is 0.05% higher, at an annual rate of 0.30%; and for the Annual-Step Up Death Benefit, the mortality and expense risk fee is 0.15% higher, at an annual rate of 0.40%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

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Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution- related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

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We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following things about this surrender charge:

•	this surrender charge is measured from the annuity commencement; and

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Fund	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.35%
Columbia Funds Variable Insurance Trust I	0.30	%(3)
Davis Variable Account Fund, Inc.	0.25%
Dreyfus Variable Investment Fund	0.35%
Federated Insurance Series	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
J.P. Morgan Series Trust II	0.25%
Janus Aspen	0.25%
MFS® Variable Insurance Trust	0.45%
Oppenheimer Variable Account Funds	0.45%
STI Classic Variable Trust	0.25%
Fidelity Variable Insurance Products Fund	0.50%
Wanger Advisors Trust	0.35%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are

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additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Transamerica and its affiliates.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3000 to $112,365 (for a total of $605,041) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Salomon Brothers Asset Management, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Mercury Advisors, Great Companies LLC, Franklin Templeton, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman and American Century Investment Management. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

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Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Generally, all surrenders from a guaranteed period option in excess of the cumulative interest credited are subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

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The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your cash value to provide these annuity payments. If the cash value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

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•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments may continue to a new payee will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101.

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note, distribution requirements apply upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

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THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment); or

•	guaranteed minimum death benefit (discussed below), if any, plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply) for an additional fee.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit is not available if the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually, for a total mortality and expense risk fee of 0.30%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually, for a total mortality and expense risk fee of 0.40%.

You will not receive an optional guaranteed minimum death benefit if you do not choose one on the policy application.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be

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more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may

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exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a surrender under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

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•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

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Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

If your policy contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. In view of this uncertainty, you should consult your tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to,

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or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your gross premium (reduced by prior withdrawals in that policy year); and

(2)	is any gains in the policy.

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Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is only available for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

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•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable, as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra II

The optional “Beneficiary Earnings Enhancement – Extra II” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

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•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement—Extra II may not be re-elected for one year except in the situation of spousal continuation.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less) and the confinement begins or diagnosis is made on or after the policy date.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off,

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or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month

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program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the Transamerica U.S. Government Securities investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a new Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the

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requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA Q, under the laws of the State of Iowa on November 26, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may

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arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company. You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing

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service in relation to the policies that have already been purchased.

There are no commissions paid on premium payments, however, an annual continuing fee based on policy values will be paid to the selling firms. These commissions are not deducted from premium payments.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $5000 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Advisors Group/ Ameritas

Associated Financial Group

Atlas Securities

Capital Financial Group

Centaurus Financial

Compass Bancshares

Hanson McClain/Securities America

43

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

PNC Bank

ProEquities

Raymond James Financial

Securities America

Smith Barney

Stifel Nicholas

Suntrust

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia a.k.a Prudential

During 2005, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2005
Smith Barney/Citigroup	$665,906
UBS Paineweber	$592,386
Merrill Lynch	$554,031
Wachovia	$539,959
Linsco\Private Ledger (LPL)	$534,218
Huntington Investments	$308,636
Lincoln Financial Advisors	$44,516
Securities America	$33,792
Suntrust	$33,333
ProEquities	$25,000

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, or the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or the ability of Transamerica to meet its obligations under the policy.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy – General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Beneficiary Earnings Enhancement Rider – Additional Information
Beneficiary Earnings Enhancement – Extra II Rider – Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements

45

APPENDIX A

SUBACCOUNT NAME ABBREVIATIONS

LONG NAME	SHORT NAME
AEGON Bond – Service Class	AEGBD
Asset Allocation – Conservative Portfolio – Service Class	CONSC
Asset Allocation – Growth Portfolio – Service Class	GROSC
Asset Allocation – Moderate Portfolio – Service Class	MODSC
Asset Allocation – Moderate Growth – Service Class	MGRSC
Capital Guardian Global – Service Class	CGGLB
Capital Guardian Value – Service Class	CGVLE
Clarion Global Real Estate Securities – Service Class	CLARE
Federated Growth & Income – Service Class	FEDGI
J.P. Morgan Mid Cap Value – Service Class	MDCVU
Janus Growth – Service Class	JGRTH
Jennison Growth – Service Class	JGRWP
MFS High Yield – Service Class	HIYLD
PIMCO Total Return – Service Class	PIMCO
T. Rowe Price Equity Income – Service Class	TRPEQ
T. Rowe Price Small Cap – Service Class	TRPSM
Third Avenue Value – Service Class	THVAL
Transamerica Equity – Service Class	TAEQT
Transamerica Growth Opportunities – Service Class	TAOPP
Transamerica U.S. Government Securities – Service Class	USGSP
AIM V.I. Blue Chip Fund – Series II	BLUCP
AIM V.I. Core Equity Fund – Series II	COREQ
AIM V.I. Government Securities Fund – Series II	GVSEC
AIM V.I. International Growth Fund – Series II	INTGR
AllianceBernstein Global Technology Portfolio – Class B	ALLTE
AllianceBernstein Large Cap Growth Portfolio – Class B	ALPRG
Columbia Mid Cap Value Fund, Variable Series – Class A Shares	COMCV
Columbia Small Cap Value Fund, Variable Series – Class A Shares	COSCV
Columbia High Yield Fund, Variable Series	COHYF
Columbia Marsico Focused Equities Fund, Variable Series	COMFE
Columbia Marsico Growth Fund, Variable Series	COMGF
Columbia Marsico International Opportunities Fund, Variable Series	COMIO
Columbia Marsico Mid Cap Growth Fund, Variable Series	COMMC
Davis Value Portfolio	DAVIS
Dreyfus VIF – Small Company Stock Portfolio	DSCSP
Federated American Leaders Fund II	FEDAM
Federated Capital Income Fund II	FCAPI

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SUBACCOUNT NAME ABBREVIATIONS - CONTINUED

LONG NAME	SHORT NAME
Federated High Income Bond Fund II	FEDHI
Federated Quality Bond Fund II	FQTBD
Franklin Small-Midcap Growth Securities Fund – Class 2	SMCAP
Franklin Growth and Income Securities Fund – Class 2	FGINS
Mutual Shares Securities Fund – Class 2	SHSEC
Templeton Developing Markets Securities Fund – Class 2	TMPDE
Templeton Foreign Securities Fund – Class 2	FGNSC
Huntington VA Dividend Capture Fund	HDVCP
Huntington VA Growth Fund	HGRTH
Huntington VA Income Equity Fund	HINEQ
Huntington VA International Equity Fund	HITEQ
Huntington VA Macro 100 Fund	HMACR
Huntington VA Mid Corp America Fund	HMCAM
Huntington VA Mortgage Securities Fund	HMORT
Huntington VA New Economy Fund	HNECO
Huntington VA Rotating Markets Fund	HROMK
Huntington Situs Small Cap Fund	HSSMC
JPMorgan Bond Portfolio	BNDPT
JPMorgan International Equity Portfolio	INTOP
JPMorgan Mid Cap Value Portfolio	MDCAP
JPMorgan Small Company Portfolio	SMCOP
JPMorgan U.S. Large Cap Core Equity Portfolio	USLGC
Janus Aspen – Forty Portfolio – Service Shares	CAPPR
Janus Aspen – International Growth Portfolio – Service Shares	JAINT
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	JACAP
MFS Investors Growth Stock Series – Service Class	MFSIG
MFS New Discovery Series – Service Class	NWDIS
MFS Research Series – Service Class	RSRCH
MFS Research Bond Series – Service Class	MFSBS
MFS Utilities Series – Service Class	UTILT
Oppenheimer Capital Appreciation Fund/VA – Service Shares	OCAPR
Oppenheimer Global Securities Fund/VA – Service Shares	GLSEC
Oppenheimer High Income Fund/VA – Service Shares	HIINC
Oppenheimer Main Street Fund/VA – Service Shares	OPMNS
Oppenheimer Main Street Small Cap Fund/VA – Service Shares	OMSSC
STI Classic Capital Appreciation Fund	STICA
STI Classic International Equity Fund	STIEQ
STI Classic Investment Grade Bond Fund	STIIG
STI Classic Large Cap Relative Value Fund	STIRV
STI Classic Large Cap Value Equity Fund	STIVE
STI Classic Mid-Cap Equity Fund	STIMC

47

SUBACCOUNT NAME ABBREVIATIONS - CONTINUED

LONG NAME	SHORT NAME
Fidelity – VIP Contrafund® Portfolio – Service Class 2	VPCTR
Fidelity – VIP Equity-Income Portfolio – Service Class 2	VPEIN
Fidelity – VIP Growth Portfolio – Service Class 2	VIPGR
Fidelity – VIP Growth & Income Portfolio – Service Class 2	GRWTH
Fidelity – VIP High Income Portfolio – Service Class 2	VPHIP
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	INVGB
Fidelity – VIP Mid Cap Portfolio – Service Class 2	VPMCP
Fidelity – VIP Overseas Portfolio – Service Class 2	OVSEA
Fidelity – VIP Value Strategies Portfolio – Service Class 2	VLSTR
Fidelity – VIP Index 500 Portfolio – Service Class 2	INDEX
Wanger U.S. Smaller Companies	SMLCO

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48

FLEXIBLE PREMIUM VARIABLE ANNUITY - B

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits rider for a qualified policy.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 - $10

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – B dated May 1, 2006

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	0.25%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.40%
Optional Separate Account Expenses:
Return of Premium Death Benefit(6)	0.05%
Annual Step-Up Death Benefit(7)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	0.55%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(9)	0.25%
Beneficiary Earnings Enhancement – Extra II(10)	0.55%
Living Benefits Rider(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(12):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.35%	5.60%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio’s fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years
If the policy is surrendered at the end of the applicable time period.	$733	$2151
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$733	$2151

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

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(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (0.25%) is for the accumulation phase with no optional guaranteed minimum death benefit.

(6)	The fee for the “Return of Premium Death Benefit” (0.05%) is in addition to the mortality and expense risk and administrative fee for a total annual mortality and expense risk fee of 0.30%.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk and administrative fee for a total annual mortality and expense risk fee of 0.40%.

(8)	The Annual Step-Up Death Benefit fee is included herein.

(9)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(11)	The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

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•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

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Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee, and such impact may be on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or you can withdrawal up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

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Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee, as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “for life” benefit is illustrated below.

	Policy Value before the Withdrawal	Gross Withdrawal	5% “For Life”
Date			Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities—Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

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PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

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Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

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9

FLEXIBLE PREMIUM VARIABLE ANNUITY – B

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life rider for a qualified policy.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy during the accumulation phase. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	0%
Transfer Fee(3)	$0 - $10

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - B dated May 1, 2006

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	0.25%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.40%
Optional Separate Account Expenses:
Return of Premium Death Benefit(6)	0.05%
Annual Step-Up Death Benefit(7)	0.15%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	0.55%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(9)	0.25%
Beneficiary Earnings Enhancement – Extra II(10)	0.55%
5 For Life Rider(11)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(12):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.35%	5.60%

The following Example is intended to help you compare the costs of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio’s fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years
If the policy is surrendered at the end of the applicable time period.	$733	$2151
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$733	$2151

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

2

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (0.25%) is for the accumulation phase with no optional guaranteed minimum death benefit.

(6)	The fee for the “Return of Premium Death Benefit” (0.05%) is in addition to the mortality and expense risk and administrative fee for a total annual mortality and expense risk fee of 0.30%.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.15%) is in addition to the mortality and expense risk and administrative fee for a total annual mortality and expense risk fee of 0.40%.

(8)	The Annual Step-Up Death Benefit fee is included herein.

(9)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(11)	The fee is a percentage of the total withdrawal base.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

3

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” – see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See Adjusted Partial Withdrawals as described below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date

4

to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of

5

the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note :

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 For Life rider terminates and no additional guaranteed withdrawals exist.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Options. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio

– Service Class

Asset Allocation – Moderate Portfolio

– Service Class

Asset Allocation – Moderate Growth Portfolio

– Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life rider, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

6

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 For Life rider. The application and operation of the 5 For Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

7

FLEXIBLE PREMIUM VARIABLE ANNUITY - B

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment that is allocated to the fixed account in excess of $5,000, except the dollar cost averaging fixed account option. We also will not accept any premium payment or transfer that would result in the policy value in the fixed account exceeding $5,000, except the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity - B dated May 1, 2006

FLEXIBLE PREMIUM VARIABLE ANNUITY - B

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - B dated May 1, 2006

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

2

withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

4

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

5

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

7

FLEXIBLE PREMIUM VARIABLE ANNUITY – B

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Flexible Premium Variable Annuity - B dated May 1, 2006

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	= $100,000
MRWA	= $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	= $5,000
Excess withdrawal (“EWD”) = None
PV	= $100,000
You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	= $100,000
MRWA	= $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	= $7,000
EWD	= $2,000 ($7,000 - $5,000)
PV	= $90,000
You	= Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

Example 1 (5 For Life with Growth):

Assumptions:

TWB	= $100,000
TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889
MRWA (optional benefit for additional cost) = $100,000
5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base) Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.
WD	= $8,144
Excess withdrawal (“EWD”) = None
PV	= $90,000 in 10 years
You	= Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life with Growth):

Assumptions:

TWB	= $100,000
TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889
MRWA (optional benefit for additional cost) = $100,000
5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)
Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.
WD	= $10,000
EWD	= $1,856 ($10,000 - $8,144)
PV	= $90,000 in 10 years
You	= Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

4

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

5

Example 1 (Income Select with Growth and Death):

Assumptions:

You      = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD      = $8,144

Excess withdrawal (“EWD”) = None

PV        = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You      = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000
EWD	= $1,856 ($10,000 - $8,144)

PV        = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

6

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

7

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

Rider Date = 1/1/2006

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage is now 10% for calendar year 2016.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD      = $16,288.90

Excess withdrawal (“EWD”) = None

PV       = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

8

STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM VARIABLE ANNUITY - B

Issued through

SEPARATE ACCOUNT VA Q

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

This statement of additional information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - B offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2006 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P. O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this statement of additional information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2006

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, IA 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The policy value increased or decreased by any excess interest adjustment and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information provided to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Policy Year—A policy year begins on the policy date on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA Q, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner—A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to you.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner, upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner predeceases the annuitant and does not name a successor owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Policy

The policy, any endorsements or riders thereon and, the application constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the cash value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment
G =	Guaranteed interest rate in effect for the policy
C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.
M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
* =	multiplication
^ =	exponentiation

[THIS SPACE INTENTIONALLY LEFT BLANK]

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)

= - 5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to

51,896.14 - 57,161.18 = -5,265.03

Adjusted policy value	= net surrender value
= policy value + excess interest adjustment = 57,161.18 + (-5,265.03)
= 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03)
= 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50.000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12)
= 1,250.00
Adjusted policy value	= net surrender value
= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

where:

R = the requested partial surrender

E = the excess interest adjustment

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Example 3 (partial surrender, rates increase by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .065
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 - ( - 320.97))
= 36,840.21

Example 4 (partial surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of contract year 3
Policy value at middle of contract year 3	= 50,000 * (1.055) 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S = 20,000 – 7,161.18 = 12,838.82
G = .055
C = .045
M = 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of contract year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000 – 320.97)
= 37,482.15

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	Actual Age minus 5

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the partial surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	excess interest adjustment-free amount (interest earned within the guaranteed period option)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender) = 50,000 – 14,900

Summary:
Reduction in guaranteed minimum death benefit	= $22,350
Reduction in policy value	= $14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

	$50,000	current guaranteed minimum death benefit before surrender
	$75,000	current policy value before surrender
	$75,000	current death proceeds
	$15,000	requested surrender
	$7,550	excess interest adjustment-free amount (interest earned within the guaranteed period option)
$	- 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
	$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
	$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
	$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
	$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:
Reduction in guaranteed minimum death benefit	= $15,100
Reduction in policy value	= $15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the net investment factor) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net result of the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor	= (A + B - C) - E
D

Where:	A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
		Assume	A = $11.57

	B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
		Assume	B = 0

	C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0

	D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
		Assume	D = $11.40

	E =	The daily deduction for the mortality and expense risk fee, the administrative charge and any optional benefit fees. Assume E totals 0.55% on an annual basis. On a daily basis, this equals	.000015027.

Then, the net investment factor	= (11.57 + 0 - 0) - .000015027 = Z = 1.014897254
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	The net investment factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
		Assume	= Y

	C =	A factor to neutralize the annual assumed investment return of 5% built into the annuity tables used.
		Assume	= Z

Then, the annuity unit value is: $ X * Y * Z = $ Q

Formula and Illustration for Determining

Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment	= A * B
$1,000

Where:	A =	The adjusted policy value as of the annuity commencement date.
		Assume	= $X

	B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
		Assume	= $Y

Then, the first monthly variable annuity payment	= $X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	= A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
		Assume	= $X

	B =	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units	$X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$25,000
Gross partial surrenders after the rider date:	$30,000
Policy value on date of surrender	$150,000
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$5,000
Base policy death benefit on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$22,000
Total death benefit paid (=base policy death benefit plus additional death benefit amount):	$222,000

Example 2

Policy value on the rider date:	$100,000
Premiums paid after the rider date before surrender:	$0
Gross partial surrenders after the rider date:	$0
Base policy death benefit on the date of death benefit calculation:	$100,000
Policy value on the date of death benefit calculations	$75,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$0
Total death benefit paid (=base policy death benefit plus additional death benefit amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The client adds $25,000 premium in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal (account value less premiums added since rider date =$110,000 - $25,000)	$85,000
Rider benefit base in 6th rider year (= $130,000 - $25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500
Total death proceeds (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

Yield = 2 x ((((NI - ES)/(U x UV)) + 1)6 - 1)

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	= Expenses of the subaccount for the 30-day period.

U	= The average number of units outstanding.

UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying portfolio and the deductions for the mortality and expense risk fee, and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)n = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.

ERV	= The ending redeemable value of the hypothetical account at the end of the period.

P	= A hypothetical initial payment of $1,000.

N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P) - 1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners may also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and, as necessary, state insurance laws. The offering of the policies is continuous and we do not anticipate discontinuing the offering of the policies, however, we reserve the right to do so.

Our affiliate, AFSG Securities Corporation (“AFSG”), serves as principal underwriter for the policies. AFSG was incorporated in Pennsylvania, and its home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. AFSG, like us, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as broker-dealer with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 and, as necessary, with the securities commissions in the states in which it operates, and is a member of NASD, Inc. The policies are offered to the public through broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws that have entered into selling agreement with AFSG. The policies are sold through registered representatives of the selling firms who are appointed as our insurance agents. Commissions are paid to the selling firms under their respective agreements with AFSG.

As of December 31, 2005, no amount was paid to AFSG and/or the selling firms for their services regarding the policies because this separate account had not commenced. AFSG passes through commissions it receives to the selling firms for their respective sales, and does not retain any portion of those commissions in return for its services as principal underwriter of the policies. However, under the agreement between us and AFSG, we pay AFSG’s operating and other expenses.

We and/or AFSG may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm and its representatives. We and/or AFSG may make payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolios for determining shareholders eligible to vote at the meeting of the underlying fund portfolios. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolios. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38. Also as described in Note 2 to the financial statements, in 2005 the Company changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$326,027	$1,297,372
Bonds	35,851,715	38,482,146
Preferred stocks:
Affiliated entities	—	1,102
Unaffiliated	338,423	478,380
Common stocks:
Affiliated entities (cost: 2005 - $84,576; 2004 - $87,956)	74,849	85,731
Unaffiliated (cost: 2005 - $234,927; 2004 - $213,050)	267,414	240,451
Mortgage loans on real estate	5,770,723	5,747,773
Real estate:
Home office properties	6,464	6,692
Properties held for production of income	5,235	5,538
Properties held for sale	22,822	24,523
Policy loans	123,221	116,252
Receivable for securities	13,474	30,848
Other invested assets	1,116,749	900,713

Total cash and invested assets	43,917,116	47,417,521
Premiums deferred and uncollected	21,154	20,986
Accrued investment income	847,091	756,140
Reinsurance receivable	3,995	1,343
Federal and foreign income tax recoverable	112,500	2,705
Net deferred income tax asset	116,392	101,349
Receivable from parent, subsidiaries, and affiliates	54,261	92,399
Other admitted assets	192,366	101,595
Separate account assets	23,662,198	20,962,873

Total admitted assets	$68,927,073	$69,456,911

	December 31
	2005	2004
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,008,767	$3,962,775
Annuity	26,901,713	28,876,607
Accident and health	714,373	627,835
Policy and contract claim reserves:
Life	37,337	28,616
Accident and health	40,207	36,691
Liabilities for deposit-type contracts	7,755,652	8,772,316
Other policyholders’ funds	2,562	2,873
Remittances and items not allocated	113,417	105,391
Asset valuation reserve	663,191	516,415
Interest maintenance reserve	214,962	191,109
Commissions and expense allowances payable on reinsurance assumed	101	—
Other liabilities	423,773	469,159
Reinsurance in unauthorized companies	17,264	253
Funds held under coinsurance and other reinsurance treaties	2,293,431	1,317,030
Transfers from separate accounts due or accrued	(443,974)	(470,668)
Federal and foreign income taxes payable	—	8,068
Payable for securities	104,111	1,450,823
Payable to affiliates	—	68,220
Separate account liabilities	23,662,141	20,922,787

Total liabilities	66,509,028	66,886,300
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares at December 31, 2005; 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004	3,170	2,578
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value - $58,000) at December 31, 2005 and 2004; Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550) at December 31, 2005	1,302	425
Surplus notes	575,000	575,000
Paid-in surplus	1,437,996	1,787,236
Unassigned surplus	400,577	205,372

Total capital and surplus	2,418,045	2,570,611

Total liabilities and capital and surplus	$68,927,073	$69,456,911

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$734,878	$1,192,921	$631,846
Annuity	4,191,484	4,972,942	8,824,452
Accident and health	178,855	175,387	187,118
Net investment income	2,390,054	2,380,749	2,293,923
Amortization of interest maintenance reserve	39,488	32,901	6,432
Commissions and expense allowances on reinsurance ceded	105,759	46,349	30,362
Consideration for reinsurance recapture	—	286,705	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	276,684	250,567	201,048
Reserve adjustments on reinsurance ceded	(219,021)	(125,668)	1,580,949
Coinsurance reserve recapture	—	643,279	—
Other income	62,744	60,264	66,260

	7,760,925	9,916,396	13,822,390
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	220,981	208,840	201,056
Surrender benefits	5,415,085	4,804,754	4,005,414
Other benefits	1,380,601	1,253,141	1,048,107
Increase (decrease) in aggregate reserves for policies and contracts:
Life	45,992	408,100	388,212
Annuity	(1,974,994)	639,283	2,755,105
Accident and health	86,538	97,704	63,113

	5,174,203	7,411,822	8,461,007
Insurance expenses:
Commissions	425,434	447,710	588,881
General insurance expenses	242,493	226,776	238,612
Taxes, licenses and fees	27,899	39,458	26,734
Net transfers to separate accounts	1,365,516	1,022,189	2,422,767
Reinsurance transaction initial consideration	—	—	1,587,431
Reinsurance reserve recapture	813	293,942	—
Other expenses	230,388	194,270	195,529

	2,292,543	2,224,345	5,059,954

Total benefits and expenses	7,466,746	9,636,167	13,520,961

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	294,179	280,229	301,429
Dividends to policyholders	455	538	690

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	293,724	279,691	300,739
Federal income tax expense	4,302	78,317	57,120

Gain from operations before net realized capital gains (losses) on investments	289,422	201,374	243,619
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	9,223	65,791	(137,951)

Net income	$298,645	$267,165	$105,668

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2003
As originally presented:
Transamerica Life Insurance Company	$2,235	$425	$575,000	$1,054,622	$(76,216)	$1,556,066
Transamerica Life Insurance and Annuity Company	2,500	—	—	468,816	528,026	999,342
Merger adjustment – Retire TALIAC stock	(2,500)	—	—	2,500	—	—
Nonadmit value of reciprocal ownership	—	—	—	(109,845)	59,583	(50,262)

Balance at January 1, 2003, as restated	2,235	425	575,000	1,416,093	511,393	2,505,146
Net income	—	—	—	—	105,668	105,668
Change in net unrealized capital gains/losses	—	—	—	—	(4,988)	(4,988)
Nonadmit value of reciprocal ownership	—	—	—	(80,000)	77,159	(2,841)
Change in other nonadmitted assets	—	—	—	—	112,899	112,899
Nonadmit value of reciprocal ownership
Change in asset valuation reserve	—	—	—	—	(107,534)	(107,534)
Change in surplus in separate accounts	—	—	—	—	5,282	5,282
Change in liability for reinsurance in unauthorized companies	—	—	—	—	3,496	3,496
Change in net deferred income tax asset	—	—	—	—	(98,414)	(98,414)
Cumulative effect of change in accounting principle	—	—	—	—	(31,957)	(31,957)
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	5,227	5,227
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2003	2,235	425	575,000	1,361,793	536,103	2,475,556
Net income	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses	—	—	—	—	60,516	60,516
Nonadmit value of reciprocal ownership	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	(220,329)	(220,329)
Change in surplus in separate accounts	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(43,530)	(43,530)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses	—	—	—	—	44,453	44,453
Change in other nonadmitted assets	—	—	—	—	(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	(146,776)	(146,776)
Change in surplus in separate accounts	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	29,720	29,720
Cumulative effect of change in accounting principle	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	(1,812)	343	—
Return of capital	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$575,000	$1,437,996	$400,577	$2,418,045

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$5,105,476	$6,336,849	$9,585,311
Net investment income	2,466,077	2,276,092	2,342,489
Miscellaneous income	259,085	1,143,613	332,771
Benefit and loss related payments	(7,792,780)	(6,599,811)	(5,741,961)
Net transfers to separate accounts	(1,199,281)	(903,618)	(2,530,387)
Commissions, expenses paid and aggregate write-ins for deductions	(985,993)	(919,570)	(1,045,245)
Dividends paid to policyholders	(584)	(618)	(683)
Federal and foreign income taxes paid	(175,128)	(104,543)	(43,336)

Net cash (used in) provided by operating activities	(2,323,128)	1,228,394	2,898,959
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,151,411	26,928,308	36,744,578
Stocks	444,784	778,736	344,989
Mortgage loans	1,303,236	679,622	462,897
Real estate	15,683	22,678	9,555
Other invested assets	284,913	416,287	125,071
Receivable/payable for securities	17,374	1,145,717	146,973
Miscellaneous proceeds	11,490	143,374	250,963

Total investment proceeds	25,228,891	30,114,722	38,085,026
Cost of investments acquired:
Bonds	(20,643,565)	(28,238,630)	(38,741,920)
Stocks	(330,637)	(722,341)	(526,826)
Mortgage loans	(1,346,022)	(1,116,443)	(1,694,070)
Real estate	(303)	(34)	1,760
Other invested assets	(396,494)	(521,699)	(203,027)
Receivable/payable for securities	(1,346,713)	—	—
Miscellaneous applications	(5,322)	(44,478)	(334,906)

Total cost of investments acquired	(24,069,055)	(30,643,625)	(41,498,989)
Net increase in policy loans	(6,969)	(11,003)	(11,229)

Net cost of investments acquired	(24,076,025)	(30,654,628)	(41,510,218)

Net cash provided by (used in) investing activities	$1,152,866	$(539,906)	$(3,425,192)

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$490,000	$480,000
Borrowed funds received	8,450	—	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(360,558)	(499,262)	(406,713)
Funds held under reinsurance treaty with unauthorized	973,428	637,252	5,292
Other sources	(74,352)	(174,360)	459,332

Total cash provided	546,968	453,630	537,911

Other cash applied:
Dividends paid to stockholder	—	(400,000)	(45,700)
Capital distribution	(348,051)	—	(254,300)

Total other cash applied	(348,051)	(400,000)	(300,000)

Net cash provided by financing and miscellaneous activities	198,917	53,630	237,911

Net (decrease) increase in cash and short-term investments	(971,345)	742,118	(288,322)

Cash and short-term investments:
Beginning of year	1,297,372	555,254	843,576

End of year	$326,027	$1,297,372	$555,254

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair market value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31
		2004	2003
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848	$8,821,301
TAC	—	152,450	171,400
TALIAC	2,857,854	4,013,098	4,829,689
Merger elimination	(51,949)	—	—

As restated	$6,177,090	$9,916,396	$13,822,390

Net income (loss):
Company	$72,538	$140,789	$214,137
TAC	—	(12,013)	(46,988)
TALIAC	158,430	138,389	(61,481)
Merger elimination	(51,949)	—	—

As restated	$179,019	$267,165	$105,668

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30 2005	December 31 2004
	Unaudited
Assets:
Company	$43,871,399	$44,084,752
TALIAC	25,439,677	25,543,641
Merger elimination	(170,260)	(171,482)

As restated	$69,140,816	$69,456,911

Liabilities:
Company	$42,406,844	$42,220,417
TALIAC	24,476,492	24,665,883
Merger elimination	(51,949)	—

As restated	$66,831,387	$66,886,300

Capital and surplus:
Company	$1,464,555	$1,864,335
TALIAC	963,185	877,758
Merger elimination	(118,311)	(171,482)

As restated	$2,309,429	$2,570,611

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value. Non-redeemable preferred stock are reported at fair value or lower of cost or fair value as determined by the SVO and related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies and mutual funds are carried at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated companies are carried at the GAAP basis equity in the underlying net assets.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances.

Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $856 and $2,086, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $66,072 and $23,127 for these agreements as of December 31, 2005 and 2004, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $68,279 and $24,600 as of December 31, 2005 and 2004, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.64%.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $8,504 and a market value of $8,468 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 6%. There were no outstanding dollar reverse repurchase agreements as of December 31, 2004.

The Company has an outstanding liability for borrowed money in the amount of $8,492 as of December 31, 2005 due to participation in dollar reverse repurchase agreements.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the statement of operations.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $108,923 and $247,510, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $3,593,932, $3,133,505, and $3,600,917 in 2005, 2004, and 2003, respectively. In addition, the Company received $274,179, $248,269, and $201,048, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Stock Option and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $359 and $613 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to unassigned surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $264 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Capital Structure

The Company has 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that are owned by AEGON. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2005 and 2004, cumulative unpaid dividends relating to the preferred shares were $19,713 and $566, respectively.

The Company did not pay a common stock dividend to its parent company during 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005. On December 23, 2003, the Company paid $300,000 to its sole shareholder, Transamerica Holding Company, LLC, which was split between the common and preferred shares in the amount of $296,754 and $3,246, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2005 and 2004, are as follows:

December 31, 2005	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

December 31, 2004	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including unaffiliated preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$326,027	$326,027	$1,297,372	$1,297,372
Bonds	35,851,715	36,567,997	38,482,147	40,054,963
Unaffiliated preferred stocks	338,423	388,220	478,380	524,506
Unaffiliated common stocks	267,414	267,414	240,451	240,451
Mortgage loans on real estate	5,770,723	5,957,887	5,747,773	6,094,522
Policy loans	123,221	123,221	116,252	116,252
Interest rate caps	25,728	25,728	5,686	5,692
Swaps	(134,522)	206,623	(253,196)	268,678
Receivable from parents, subsidiaries, and affiliates	54,261	54,261	92,399	92,399
Separate account assets	23,662,198	23,662,198	20,962,873	20,962,873

Liabilities
Investment contract liabilities	31,328,893	31,505,905	34,263,359	34,671,681
Separate account annuity liabilities	20,215,086	20,215,643	18,197,204	18,206,201

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	10,114,782	80,569	63,523	70,461	10,061,367

	35,851,715	1,155,654	270,292	169,080	36,567,997
Unaffiliated preferred stocks	338,423	52,580	1,780	1,003	388,220

	$36,190,138	$1,208,234	$272,072	$170,083	$36,956,217

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$868,930	$5,933	$4,793	$1,600	$868,470
State, municipal, and other government	855,561	96,160	7,382	4,067	940,272
Public utilities	2,646,822	185,222	3,473	4,676	2,823,895
Industrial and miscellaneous	23,134,716	1,263,496	75,089	58,729	24,363,390
Mortgage and other asset-backed securities	10,976,117	173,412	30,938	59,655	11,058,936

	38,482,146	1,823,219	121,675	128,727	40,054,963
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	478,380	46,783	657	—	524,506

	$38,961,629	$1,870,002	$122,332	$128,727	$40,580,571

The Company held bonds and preferred stock at December 31, 2005 and 2004 with a carrying value of $61,497 and $74,289, respectively, and amortized cost of $83,913 and $87,082, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 623 securities with a carrying value of $4,015,779 and an unrealized loss of $170,083 with an average price of 95.8 (NAIC market value/amortized cost). Of this portfolio, 93% was investment grade with associated unrealized losses of $134,004.

At December 31, 2005, for securities in an unrealized loss position less than twelve months, the Company held 1,663 securities with a carrying value of $12,911,044 and an unrealized loss of $272,072 with an average price of 97.8 (NAIC market value/amortized cost). Of this portfolio, 93.7% was investment grade with associated unrealized losses of $232,159.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2005 and 2004 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,501,842	4,137,743	5,639,585

	3,852,341	12,578,284	16,403,625
Other preferred stocks	20,355	60,688	81,043

	$3,845,696	$12,638,972	$16,484,668

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$351,590	$102,154	$453,744
State, municipal and other government	37,238	56,603	93,841
Public utilities	268,419	145,819	414,238
Industrial and miscellaneous	3,832,278	1,203,626	5,035,904
Mortgage and other asset-backed securities	3,614,254	782,497	4,396,751

	8,103,779	2,290,699	10,394,478
Other preferred stocks	31,563	—	31,563

	$8,135,342	$2,290,699	$10,426,041

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,024,634	$1,027,408
Due after one year through five years	9,871,760	9,969,591
Due after five years through ten years	8,626,847	8,780,298
Due after ten years	6,213,692	6,729,333

	25,736,933	26,506,630
Mortgage and other asset-backed securities	10,114,782	10,061,367

	$35,851,715	$36,567,997

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds and preferred stocks	$2,077,785	$2,045,143	$2,062,944
Dividends on equity investments	3,688	32,448	35,360
Interest on mortgage loans	383,849	349,988	311,376
Rental income on real estate	4,871	6,625	7,828
Interest on policy loans	9,277	6,903	6,293
Derivatives	(29,658)	(21,395)	(22,920)
Other	77,484	67,759	(3,281)

Gross investment income	2,527,296	2,487,471	2,397,600
Less investment expenses	(137,242)	(106,722)	(103,677)

Net investment income	$2,390,054	$2,380,749	$2,293,923

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$23,512,439	$27,382,644	$37,245,119

Gross realized gains	$291,791	$377,571	$613,253
Gross realized losses	(203,370)	(170,327)	(394,929)

Net realized gains	$88,421	$207,244	$218,324

Gross realized losses for the years ended December 31, 2005, 2004 and 2003 include $42,184, $41,722 and $172,815, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2005, investments with an aggregate carrying value of $58,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$88,421	$207,244	$218,324
Equity securities	(4,465)	9,300	4,260
Mortgage loans on real estate	(3,054)	(12,719)	(83)
Real estate	2,538	6,320	1,248
Short-term investments	(7)	2,113	—
Derivatives	(27,493)	(37,464)	(74,660)
Other invested assets	69,851	40,595	(16,511)

	125,791	215,389	132,578
Tax effect	(53,227)	(50,818)	(70,496)
Transfer to interest maintenance reserve	(63,341)	(98,780)	(200,033)

Net realized capital gains (losses) on investments	$9,223	$65,791	$(137,951)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized Year Ended December 31
	2005	2004	2003
Bonds	$(112,374)	$54,762	$148,028
Preferred stocks	1,816	8,029	(294)
Common stocks	5,085	14,629	12,952
Affiliated entities	2,619	57,132	(77,012)
Mortgage loans on real estate	—	—	(28,842)
Other invested assets	58,498	(33,808)	(3,337)
Derivative instruments	88,809	(40,228)	(56,483)

Change in net unrealized capital gains/losses	$44,453	$60,516	$(4,988)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2005	2004
Unrealized gains	$35,911	$30,587
Unrealized losses	(3,424)	(3,186)

Net unrealized gains	$32,487	$27,401

During 2005, the Company issued mortgage loans with interest rates ranging from 4.25% to 7.41% for commercial loans and 6.35% to 7.60% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $132 were non-income producing for the previous 180 days. Accrued interest of $119 related to these mortgage loans was excluded from investment income at December 31, 2005. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the carry amounts of impaired loans with a related allowance for credit losses were $105 and $17,978, respectively, with associated allowances of $104 and $8,184, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans during 2005 and 2004 was $4,766 and $65,840, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for the years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$8,184	$8,363	$1,863
Additions, net charged to operations	838	13,234	6,500
Reduction due to write-downs charged against the allowance	7,612	6,300	—
Recoveries in amounts previously charged off	1,306	7,113	—

Balance at end of period	$104	$8,184	$8,363

At December 31, 2005 and 2004, the Company had recorded investments in restructured securities of $15,354 and $24,208, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the Company had loans of $0 and $64, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2005 and 2004 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $143,121 and $113,662, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2005	2004		2005	2004
South Atlantic	23%	22%	Office	36%	37%
Pacific	21	20	Industrial	20	21
Mountain	17	17	Apartment	19	20
E. North Central	13	16	Retail	18	16
Middle Atlantic	12	11	Other	4	3
W. North Central	7	6	Agriculture	2	2
W. South Central	3	3	Medical	1	1
E. South Central	2	3
New England	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 1/2 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be market to market through surplus. For the year ended December 31, 2005, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2005 and 2004, the Company has recorded $14,928 and $69, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $257,592 and $220,517, respectively, and credit default swaps with a fair value of $655 and $469, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $380,956 and $148,605, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,049,495	$6,687,078
Receive floating – pay fixed	5,177,710	5,763,272
Receive floating (uncapped) – pay floating (capped)	2,252,501	2,891,170
Interest rate cap agreement	4,503,253	30,854
Interest rate floor agreements	—	160,500

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$6,263,720	$6,613,440	$9,743,189
Reinsurance assumed – non affiliates	118,163	4,135	28,199
Reinsurance assumed – affiliates	4,151	606,996	155,918
Reinsurance ceded – non affiliates	(143,292)	(154,630)	(225,402)
Reinsurance ceded – affiliates	(1,137,525)	(728,691)	(58,488)

Net premiums earned	$5,105,217	$6,341,250	$9,643,416

The Company received reinsurance recoveries in the amount of $207,157, $246,616, and $308,400 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,626 and $15,175, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $2,954,515 and $1,981,259, respectively.

At December 31, 2005 and 2004, amounts recoverable from unaffiliated unauthorized reinsurers of $1,497 and $2,089, respectively, and reserve credits for reinsurance ceded of $28,971 and $31,484, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $32,063 and $37,230 at December 31, 2005 and 2004, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2005, 2004, and 2003, $1,437 $1,480 and $1,525, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $3,304, $3,304 and $3,304, respectively, into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $625,459 and $31,080 at December 31, 2005 and December 31, 2004, respectively.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $256, $266 and $275 into earnings during 2005, 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $3,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2005, 2004 and 2003, the Company has amortized $985, $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $861,776 and $677,733 during 2005 and 2004, respectively, and has taken a reserve credit of $1,419,368 and $650,613 at December 31, 2005 and 2004, respectively. The Company has a liability for funds held under reinsurance of $1,364,943 and $620,934 at December 31, 2005 and December 31, 2004, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured the business it had ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations. This transaction reduced funds held under coinsurance and other reinsurance treaties by $286,754 during 2004.

On October 1, 2004, the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Guaranty funds	$6,156	$5,770
Non-admitted assets	2,813	2,331
807(f) assets	8,195	4,868
Deferred acquisition costs	212,840	210,148
Reserves	100,065	94,755
Unrealized capital losses	65,081	60,665
Derivatives	60,941	—
Deferred intercompany losses	1,918	25,031
Other	6,798	7,257

Total deferred income tax assets	$464,807	$410,825

Deferred income tax assets – nonadmitted	$169,345	$154,668

Deferred income tax liabilities:
Unrealized capital gains	$140,564	$123,493
807(f) liability	4,182	2,508
Accrued dividends	4,447	—
Deferred intercompany gains	11,524	37,177
Partnerships	17,745	(16,678)
Other	608	8,308

Total deferred income tax liabilities	$179,070	$154,808

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$29,720	$(43,530)	$(98,414)

Change in deferred income tax assets - nonadmitted	$14,677	$(21,192)	$(55,677)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at federal statutory rate (35%)	$102,803	$97,892	$105,259
Deferred acquisition costs – tax basis	3,237	14,810	15,082
Depreciation	—	53	(112)
Dividends received deduction	(22,887)	(8,511)	(4,005)
IMR amortization	(13,821)	(11,515)	(6,768)
Investment income items	(9,159)	(4,233)	(7,787)
Low income housing credits	(5,138)	(5,215)	(6,035)
Limited partnerships book/tax difference	(2,477)	13,641	3,129
Prior year over accrual	(22,832)	2,409	(31,195)
Tax contingencies	930	4,845	7,441
Prior year receivable	(18,578)	(18,578)	(18,578)
Reinsurance transactions	(2,094)	(5,049)	1,830
Tax credits	(716)	(218)	(892)
Tax reserve adjustment	(3,549)	242	(664)
Other	(1,417)	(2,256)	415

Federal income tax expense	$4,302	$78,317	$57,120

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2003 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 2004 is scheduled to begin in 2006.

Effective October 1, 2005, the Company was the surviving company in a merger with Transamerica Life Insurance and Annuity Company (TALIAC). An examination of TALIAC’s federal income tax returns by the Internal Revenue Service is underway for the calendar years 2002, 2003 and 2004.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $159,090, $124,669 and $128,053, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). Effective October 1, 2005, the Company was a surviving company in a merger with TALIAC. No federal income taxes have been provided for in the financial statements on income deferred in the PSA of the surviving company ($20,260 at December 31, 2005). Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. Prior to the merger with TALIAC, the Company made a distribution from the policyholder surplus account which reduced its balance to $0 ($20,387 at December 31, 2004). The balance of the

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Company’s PSA as of December 31, 2005 is $20,260, which is a carryover from TALIAC’s pre-merger PSA balance. If a balance remains after 2006, to the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable (after 2006), the tax thereon computed at the current rates would amount to approximately $7,091.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$4,137,425	7%	$5,145,819	9%
Subject to discretionary withdrawal at book value less surrender charge	5,194,249	9	8,960,598	16
Subject to discretionary withdrawal at market value	19,641,958	34	17,492,878	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	16,625,467	29	13,920,011	24
Not subject to discretionary withdrawal provision	12,093,715	21	12,421,475	21

Total gross	57,692,814	100%	57,940,781	100%

Less reinsurance ceded	2,590,225		1,867,055

Total net policy reserves on annuities and deposit-type liabilities	$55,102,589		$56,073,726

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are $3,450,000 and $4,237,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 - $1,242,000; 2007 - $1,373,000; 2008 - $0; 2009 - $368,000; 2010 - $55,000, and thereafter - $412,000.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $4,218,445 and $5,007,410 at December 31, 2005 and 2004, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$10,816	$4,750	$3,582,463	$3,598,029

Reserves for separate accounts with assets at:
Fair value	$—	$—	$16,849,560	$16,849,560
Amortized cost	412,985	308,856	—	721,841

Total at December 31, 2003	$412,985	$308,856	$16,849,560	$17,571,401

Reserves for separate accounts by withdrawal characteristics at December 31, 2003:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2003	$450,201	$255,701	$19,631,255	$20,337,157

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,593,915	$3,133,299	$3,600,917
Transfers from separate accounts	(2,235,232)	(2,116,915)	(1,185,184)

Net transfers to separate accounts	1,358,683	1,016,384	2,415,733
Miscellaneous reconciling adjustments	6,833	5,805	7,034

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,365,516	$1,022,189	$2,422,767

At December 31, 2005 and 2004, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

December 31, 2004
Minimum guaranteed death benefit	$12,708,701	$123,555	$30,342
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,497	7,133	15,364
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,933
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$20,986

At December 31, 2005 and 2004, the Company had insurance in force aggregating $1,023,533 and $1,175,628, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $29,615 and $34,797 to cover these deficiencies at December 31, 2005 and 2004, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $289,422.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

During 2004, the Company received a capital contribution of $490,000. During 2003, the Company received a capital contribution of $200,000 in cash from the parent company of TALIAC, TOLIC, and $80,000 from the Company’s parent at that time, Transamerica Holding Company, LLC.

During 2004, the Company paid a dividend of $400,000 to TOLIC.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $2,789, $1,417, and $1,658, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,515, $620, and $637 were allocated for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004, and 2003 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $273, $172, and $166 for the years ended December 31, 2005, 2004, and 2003, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $10,788, $23,460, and $22,970, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $82,913, $95,876 and $142,703, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $14,352, $1,943, and $1,988, respectively, to affiliates.

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which are due on or before December 28, 2006 and December 30, 2006, respectively. These notes receivable are reported in aggregate as a receivable from parent, subsidiaries and affiliates on the balance sheet. At December 31, 2004, the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which was due December 23, 2005. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (Continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $245,922 and $236,425 at December 31, 2005 and 2004, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,513,354 as of December 31, 2005. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2005, 2004, and 2003, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $37,670, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2005 and 2004, the net amount of securities being acquired on a to be announced basis was $3,043 and $1,393,579, respectively.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $2,644 and $2,697, respectively, in conjunction with these transactions.

Assets in the amount of $1,090,893 and $1,530,302 as of December 31, 2005 and 2004, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, the value of securities loaned amounted to $1,237,883 and $1,229,581, respectively.

The Company has contingent commitments for $645,650 and $307,314 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the Company has mortgage loan commitments of $64,863 and $159,545, respectively.

At December 31, 2004, the Company has outstanding private placement commitments of $32,000. No such commitments existed at December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,520 and $16,615 and an offsetting premium tax benefit of $7,075 and $7,122 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $286, $365, and $56 for the years ended December 31, 2005, 2004, and 2003, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$471,422	$467,973	$471,422
States, municipalities and political subdivisions	1,087,998	1,089,051	1,087,998
Foreign governments	515,026	564,627	515,026
Public utilities	2,393,792	2,511,419	2,393,792
All other corporate bonds	31,383,477	31,934,927	31,383,477
Redeemable preferred stocks	338,423	388,220	338,423

Total fixed maturities	36,190,138	36,956,217	36,190,138

Equity securities
Common stocks:
Public utilities	1,177	1,818	1,818
Banks, trust and insurance	73,381	74,766	74,766
Industrial, miscellaneous and all other	160,369	190,830	190,830

Total equity securities	234,927	267,414	267,414
Mortgage loans on real estate	5,770,723		5,770,723
Real estate	34,521		34,521
Policy loans	123,221		123,221
Other long-term investments	1,116,749		1,116,749
Cash and short-term investments	326,027		326,027

Total investments	$43,796,305		$43,828,793

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

Year ended December 31, 2003
Individual life	$3,345,082	$—	$14,877	$558,828	$188,648	$495,807	$267,671
Individual health	381,477	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	329,033	3,728	17,239	142,627	18,993	109,984	62,601	205,257
Annuity	28,215,458	—	—	8,824,453	2,065,506	7,724,565	4,689,586

	$32,271,050	$15,318	$47,604	$9,643,416	$2,293,923	$8,461,007	$5,059,954

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	–	125,322	0
Group life and health	222,495	88,844	–	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

Year ended December 31, 2003
Life insurance in force	$39,022,658	$9,693,056	$90,171	$29,419,773	0%

Premiums:
Individual life	$561,203	$6,483	$4,108	$558,828	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,257	85,907	23,277	142,627	16
Annuity	8,859,220	190,571	155,804	8,824,453	2

	$9,743,189	$283,890	$184,117	$9,643,416	2%

PART C	OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)	Resolution of the Board of Directors of Transamerica Life Insurance Company authorizing establishment of the separate Account. Note 5.

(2)		Not Applicable.

(3)	(a)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Life Insurance Company, on its own behalf and on the behalf of the separate Account, and AFSG Securities Corporation. Note 6.

	(a)(1)	Amendment No. 4 to Principal Underwriting Agreement. Note 25.

	(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1.

(4)	(a)	Form of Policy. Note 5.

	(b)	Form of Policy Rider (Return of Premium). Note 5.

	(c)	Form of Policy Rider (Annual Step-Up). Note 5.

	(d)	Form of Policy Rider (Beneficiary Earnings Enhancement). Note 2.

	(e)	Form of Policy Rider (Beneficiary Earnings Enhancement – Extra). Note 3.

	(f)	Form of Policy Rider (GPS) Note 29.

	(g)	Form of Policy Rider (5 for Life) Note 29.

(5)		Form of Application. Note 25.

(6)	(a)	Articles of Incorporation of Transamerica Life Insurance Company. Note 4.

	(b)	ByLaws of Transamerica Life Insurance Company. Note 4.

(7)		Reinsurance Agreement. Note 27.

(8)	(a)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 7.

(8)	(a)(1)	Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 4.

(8)	(a)(2)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 8.

(8)	(a)(3)	Amendment No. 28 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 25.

	(a)(4)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 27.

	(a)(5)	Amendment No.32 to Participation Agreement (AEGON/Transamerica) Note 29.

(8)	(b)	Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 9.

(8)	(b)(1)	Amendment No. 11 to Participation Agreement (AIM). Note 26

(8)	(c)	Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10.

(8)	(c)(1)	Amendment No. 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 11.

	(c)(2)	Amendment No. 4 to Participation Agreement (ALLIANCE) Note 27.

(8)	(d)	Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 12.

	(d)(1)	Addendum No. 1 to Participation Agreement (Davis) Note 29.

	(d)(2)	Addendum No. 2 to Participation Agreement (Davis). Note 31.

(8)	(e)	Fund Participation Agreement (Dreyfus). Note 22.

(8)	(e)(1)	Amendment No. 4 to Fund Participation Agreement (Dreyfus). Note 26.

(8)	(f)	Participation Agreement by and between PFL Life Insurance Company and Federated Insurance Series. Note 13.

(8)	(f)(1)	Amended Exhibit A and Exhibit B. Note 26

(8)	(g)	Revised Participation Agreement by and Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. PFL Life Insurance Company. Note 14.

(8)	(g)(1)	Amendment No. 1 to the Participation Agreement by and Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. PFL Life Insurance Company. Note 25.

	(g)(2)	Amendment No. 2 to Participation Agreement (Franklin/Templeton) Note 29.

	(g)(3)	Amendment No. 4 to Participation Agreement (Franklin/Templeton) Note 29.

	(g)(4)	Amendment N. 5 to Participation Agreement by and Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company and ASFG Securities Corporation. Note 31.

(8)	(h)	Participation Agreement by and Among Huntington VA Funds and Transamerica Life Insurance Company. Note 26.

	(h)(1)	Amendment No. 1 to Participation Agreement (Huntington) Note 29.

(8)	(i)	Participation Agreement by and among J.P. Morgan Series Trust II and Transamerica Life Insurance Company. Note 29.

(8)	(j)	Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10.

(8)	(j)(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 15.

	(j)(2)	Amendment No. 7 to Fund Participation Agreement (Janus). Note 27.

(8)	(k)	Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Transamerica Life Insurance Company. Note 16.

(8)	(k)(1)	Amendment No. 2 to Participation Agreement (Liberty). Note 26

(8)	(l)	Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Transamerica Life Insurance Company and Massachusetts Financial Services Company. Note 17.

(8)	(l)(1)	Amendment No. 7 to Participation Agreement (MFS). Note 26

(8)	(m)	Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 11.

	(m)(1)	Amendment No. 3 to the Fund Participation Agreement (Nations). Note 29.

(8)	(n)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds Inc., and PFL Life Insurance Company. Note 18.

(8)	(n)(1)	Amendment No. 6 to Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and PFL Life Insurance Company. Note 19.

	(n)(2)	Amendment No. 9 to Participation Agreement (Oppenheimer). Note 29.

(8)	(o)	Participation Agreement by and between Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

(8)	(p)	Participation Agreement among SunTrust and PFL Life Insurance Company. Note 20.

	(p)(1)	Amendment No. 2 to Participation Agreement (STI). Note 29.

(8)	(q)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 21.

(8)	(q)(1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(q)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(q)(3)	Amendment No. 3 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(q)(4)	Amendment No. 4 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 22.

	(q)(5)	Amendment No. 10 to Participation Agreement (Fidelity). Note 27.

(8)	(r)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 21.

(8)	(r)(1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(r)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(r)(3)	Amendment No. 3 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(r)(4)	Amendment No. 4 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 22.

	(r)(5)	Amendment No. 10 to Participation Agreement (Fidelity). Note 27.

(8)	(s)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 23.

(8)	(s)(1)	Amendment to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 25.

(8)	(s)(2)	Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 22.

	(s)(3)	Amendment No. 7 to Participation Agreement (Fidelity). Note 27.

(8)	(t)	Participation Agreement among Wanger Advisors Trust and Transamerica Life Insurance Company. Note 16.

(8)	(t)(1)	Amendment No. 2 to Participation Agreement (Wanger). Note 26.

(8)	(u)	Amended and Restated Participation Agreement (Fidelity). Note 31.

(9)	(a)	Opinion and Consent of Counsel. Note 31.

(9)	(b)	Consent of Counsel. Note 31.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 31.

	(b)	Opinion and Consent of Actuary. Note 31.

(11)		Not applicable.

(12)		Not applicable.

(13)		Not applicable.

(14)		Powers of Attorney. (L.N. Norman, C.H. Garrett, C.D. Vermie, A.C. Schneider, R.J. Kontz, B.K. Clancy) Note 5. (Ronald L. Ziegler) Note 28. (James A. Beardsworth) Note 30.

Note 1.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.

Note 3.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.

Note 4.	Incorporated herein by reference to initial filing of form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.

Note 5.	Filed with initial filing to form N-4 Registration Statement (File No. 333-110049) on October 29, 2003.

Note 6.	Incorporated herein by reference to initial filing to form N-4 Registration Statement (File No. 333-98891) on August 29, 2002.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

Note 13.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-26209) on July 28,1997.

Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.

Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000

Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-62738) on October 11, 2002.

Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-87792) on April 30, 2003.

Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

Note 19.	Incorporated herein by reference to Pre-effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-76230) on May 20, 2002.

Note 20.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-32110) on July 31, 2000.

Note 21.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 22.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-87792) on October 11, 2002.

Note 25.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110049) on December 30, 2003.

Note 26.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-110049) on April 30, 2004.

Note 27.	Incorporated herein by reference to Post-Effective Amendment No.2. to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 28.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.

Note 29.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-110049) on April 28, 2005.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.

Note 31.	Filed Herewith.

Item 25.	Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President, and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Rd NE Cedar Rapids, IA 52499	Treasurer and Senior Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.	Number of Contract Owners

As of February 28, 2006, there were no Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Financial and Operations Principal, Treasurer and Controller
Teresa L. Stolba	(1)	Assistant Compliance Officer
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Carol A. Sterlacci	(2)	Assistant Controller and Treasurer
Michael C. Massrock	(2)	Vice President
Paula G. Nelson	(5)	Director
Phillip S. Eckman	(5)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202
(5)	600 South Highway 169, Suite 1800, Minneapolis, MN 55476

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$0.00	0	0	0

(1)	Fiscal Year 2005
Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2006.

SEPARATE ACCOUNT VA Q

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	__________, 2006

/s/ CRAIG D. VERMIE Craig D. Vermie	Director, Senior Vice President, and General Counsel	April 25, 2006

* Larry N. Norman	Director, Chairman of the Board, and President	__________, 2006

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	__________, 2006

* Robert J. Kontz	Vice President and Corporate Controller	__________, 2006

* Brenda K. Clancy	Director, Executive Vice President and Chief Operations Officer	__________, 2006

* James A. Beardsworth	Treasurer and Senior Vice President	__________, 2006

*	By Craig D. Vermie, Attorney-in-Fact

Registration No. 333-110049

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

FLEXIBLE PREMIUM VARIABLE ANNUITY-B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(d)(2)	Addendum No. 2 to Participation Agreement (Davis)

(8)(g)(4)	Amendment No. 5 to Participation Agreement (Franklin Templeton)

(8)(u)	Amended and restated Participation Agreement (Fidelity)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

*	Page numbers included only in manually executed original.